                                     SEMI-
                                     ANNUAL
                                     REPORT

                                 JUNE 30, 1997

                           [AMERICAN AADVANTAGE LOGO]

                         AMERICAN AADVANTAGE FUNDS (R)

                               S&P 500 INDEX FUND

                                  -AMR CLASS-
                                P.O. Box 619003
                        Dallas/Fort Worth Airport, Texas
                                   75261-9003
                                 (800) 967-9009

                                   Managed By
                         AMR Investment Services, Inc.

Dear Fellow Shareholder:

         We are pleased to report to you on the performance of the American AAdvantage S&P 500 Index Fund (the "Fund") and to provide you with a copy of the Semi-Annual Report for the six months ended June 30, 1997. The Fund returned 20.50% for the six months ended June 30, 1997, tightly tracking both the 20.62% return of the S&P 500 Index and the 20.27% return of the Lipper S&P 500 Average.*

         The following reports of market activity and manager outlook are according to Frank Salerno, portfolio manager of the BT Equity 500 Index Portfolio.

MARKET ACTIVITY

         The Dow Jones Industrial average broke the 7,000 barrier for the first time and the S&P 500 Index reached its highest levels as well during the first six months of 1997. However, the bull market for equities was also plagued by short-term volatility. For example, the large capitalization sector started the year with the strongest January performance it had seen since 1989. The S&P 500 was up 6.21% for the month, but then its pace slowed considerably in February and the market narrowed, with large cap stocks such as Philip Morris, Proctor & Gamble, J.P. Morgan, and Merck leading the way. By March, the equity indices were back down to levels considered unprecedented peaks in November 1996, and returns were weak. In fact, the S&P 500 Index was down 4.16% in March. Contributing to this sharp correction was the Federal Reserve Board's hike of the fed funds rate-the first increase in over two years-by 0.25% to 5.50% late in the month. Still, economic expansion had continued through the first quarter, with favorable producer prices and retail sales figures. Employment numbers looked positive, reflecting strength in the labor force, and inflation pressures remained benign.

         In the second quarter, economic growth slowed, and the inflation picture, while already good, brightened even further, as consumer prices are estimated to have advanced at a mere 1.5% annual rate between March and June. Despite the absence of pricing power, corporate profits continued to post impressive gains. With this favorable economic scenario as a backdrop, the Federal Reserve Board chose not to boost interest rates again when it met on May 20th, surprising many industry analysts and investors who had anticipated that they would. The equity markets responded positively. The Dow Jones was back up above the 7,000 mark in April, and the S&P 500 rebounded to finish up with a rather impressive 17% return for the second quarter. In all, the S&P 500 finished the six month period with a first half performance that was among the strongest in the past fifty years.

         During this semi-annual period, large capitalization stocks outperformed small cap stocks, though small cap stocks outperformed in May 1997 for the first time since December 1996, primarily due to a rebound in the technology sector. Within the large cap sector, growth outperformed value. The opposite was true within the small cap sector, where value stocks outperformed growth stocks. Overall, leading groups for the first half of 1997 included health care, consumer staples, and financials. The weakest performing sectors were communication services, utilities, and basic materials.

Ten Largest Stock Holdings

General Electric Co.
Coca-Cola Co.
Exxon Corp.
Microsoft Corp.
Merck & Company, Inc.
Royal Dutch Petroleum Co.
Intel Corp.
Philip Morris Companies, Inc.
Procter & Gamble Co.
IBM Corp.

MANAGER OUTLOOK

         As the second half of the year unfolds, the economy is expected to once again display strength. Employment remains robust, consumer incomes are expanding in excess of the well-contained inflation rate, and consumer confidence is running at peak levels. On balance, real GDP is estimated to rise in the 2.5-3.0% range-enough, in our opinion, to generate a bit more inflation and allow corporate earnings to continue to expand at double-digit rates.

         We believe that as the economy shows a bit more steam, no huge jump in consumer prices is likely. However, should inflation drift notably higher, this, in turn, may push interest rates upward and lead the Federal Reserve Board to officially hike rates again either at their August 19th or September 30th meeting. While such a hike would, as usual, temporarily depress the equities markets, we expect favorable fundamentals to result in an ongoing positive trend for stocks over the longer term. Thus, we believe there is still great opportunity for capital appreciation through equities.

         As always, we appreciate your ongoing support of the American AAdvantage S&P 500 Index Fund, and we look forward to continuing to serve your investment needs for many years to come.

                                                   Sincerely,

                                                   /s/ William F. Quinn
                                                   ---------------------------
                                                   William F. Quinn
                                                   President
                                                   American AAdvantage Funds

* Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

===============================================================================
American AAdvantage S&P 500 Index Fund


STATEMENT OF ASSETS AND LIABILITIES June 30, 1997 (unaudited)
-------------------------------------------------------------------------------

ASSETS
    Investment in the BT Equity 500 Index Portfolio, at Value .............        $2,737,617
    Receivable for Shares of Beneficial Interest Subscribed ...............            94,711
    Receivable for Expense Reimbursement (Note 2)..........................             9,407
    Deferred Organization Costs ...........................................            19,107
                                                                                   ----------
Total Assets ..............................................................         2,860,842
                                                                                   ----------
LIABILITIES
    Accrued Organization Costs ............................................            20,589
    Administrative Service Fees Payable (Note 2) ..........................               290
    Other Liabilities .....................................................             8,330
                                                                                   ----------
Total Liabilities .........................................................            29,209
                                                                                   ----------
NET ASSETS ................................................................        $2,831,633
                                                                                   ==========
SHARES OUTSTANDING (no par value) .........................................           235,374
                                                                                   ==========
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..................        $    12.03
                                                                                   ==========
COMPOSITION OF NET ASSETS
    Paid-in Capital .......................................................        $2,559,740
    Undistributed Net Investment Income ...................................             8,524
    Accumulated Net Realized Gain from Investments and Futures
        Transactions.......................................................            42,648
    Net Unrealized Appreciation on Investments and Futures Contracts ......           220,721
                                                                                   ----------
NET ASSETS ................................................................        $2,831,633
                                                                                   ==========

===============================================================================

STATEMENT OF OPERATIONS For the six months ended June 30, 1997 (unaudited)
-------------------------------------------------------------------------------

INVESTMENT INCOME
    Income Allocated from the BT Equity 500 Index Portfolio, net .............        $ 10,993
                                                                                      --------
EXPENSES
    Administrative Service Fees ..............................................             290
    Registration Fees ........................................................             354
    Professional Fees ........................................................           2,171
    Trustees Fees ............................................................              41
    Other Expenses ...........................................................           7,246
                                                                                      --------
    Total Expenses ...........................................................          10,102
    Less:  Expenses Absorbed by AMR Investment Services, Inc. ................          (9,407)
                                                                                      --------
         Net Expenses ........................................................             695
                                                                                      --------
NET INVESTMENT INCOME ........................................................          10,298
                                                                                      --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS
    Net Realized Gain from Investment Transactions ...........................          40,414
    Net Realized Gain from Futures Transactions ..............................           2,234
    Net Change in Unrealized Appreciation on Investments and Futures
        Contracts.............................................................         220,721
                                                                                      --------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS ........         263,369
                                                                                      --------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...................................        $273,667
                                                                                      ========




                       See Notes to Financial Statements

===============================================================================
American AAdvantage S&P 500 Index Fund


STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------


                                                                                     FOR THE
                                                                                 SIX MONTHS ENDED
                                                                                  JUNE 30, 1997+
                                                                                 ----------------

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income .............................................          $    10,298
    Net Realized Gain from Investments and Futures Transactions .......               42,648
    Net Change in Unrealized Appreciation on Investments and Futures
        Contracts .....................................................              220,721
                                                                                 -----------
Net Increase in Net Assets from Operations ............................              273,667
                                                                                 -----------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income .............................................               (1,774)
    Net Realized Gain from Investments and Futures Transactions .......                   --
                                                                                 -----------
Total Distributions ...................................................               (1,774)
                                                                                 -----------
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Proceeds from Sales of Shares .....................................            2,571,508
    Dividend Reinvestments ............................................                1,774
    Cost of Shares Redeemed ...........................................              (14,542)
                                                                                 -----------
Net Increase from Capital Transactions in Shares of Beneficial Interest            2,558,740
                                                                                 -----------
TOTAL INCREASE IN NET ASSETS ..........................................            2,830,633
NET ASSETS
Beginning of Period ...................................................                1,000
                                                                                 -----------
End of Period (including undistributed net investment income of $8,524)          $ 2,831,633
                                                                                 ===========

-----------------------------
*  Unaudited




                       See Notes to Financial Statements

===============================================================================
American AAdvantage S&P 500 Index Fund


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

Contained below are selected data for a share outstanding, total investment return, ratios to average net assets and other supplemental data for the American AAdvantage S&P 500 Index Fund.


                                                                                       FOR THE
                                                                                   SIX MONTHS ENDED
                                                                                    JUNE 30, 1997+
                                                                                  -------------------
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD .......................................          $   10.00
                                                                                      ---------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income ..................................................               0.06
    Net Realized and Unrealized Gain on Investments and Futures
          Transactions......................................................               1.99
                                                                                      ---------
Total from Investment Operations ...........................................               2.05
                                                                                      ---------
DISTRIBUTIONS TO SHAREHOLDERS
    Net Investment Income ..................................................              (0.02)
    Net Realized Gain from Investments and Futures Transactions ............                 --
                                                                                      ---------
    Total Distributions ....................................................              (0.02)
                                                                                      ---------
NET ASSET VALUE, END OF PERIOD .............................................          $   12.03
                                                                                      =========
TOTAL INVESTMENT RETURN ....................................................             20.50%
SUPPLEMENTAL DATA AND RATIOS:
    Net Assets, End of Period (000s omitted) ...............................          $   2,832
    Ratios to Average Net Assets:
           Net Investment Income ...........................................              1.77% *
           Expenses, including expenses of the BT Equity 500 Index
               Portfolio....................................................              0.22% *
           Decrease Reflected in Above Expense Ratio Due
               to Absorption of Expenses by AMR Investment Services, Inc. ..              1.62% *

---------------
+  Unaudited
** Annualized



                      See Notes to Financial Statements

===============================================================================
American AAdvantage S&P 500 Index Fund


NOTES TO FINANCIAL STATEMENTS  (unaudited)
-------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

American AAdvantage Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company. The American AAdvantage S&P 500 Index Fund (the "Fund") is one of the nine funds offered under the Trust and commenced active operations on December 31, 1996.

The Fund invests all of its investable assets in the BT Equity 500 Index Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At June 30, 1997, the Fund's investment was 0.11% of the Portfolio.

These financial statements relate to the Fund. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

B. Valuation of Investments

Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

The Fund records its share of net investment income and realized and unrealized gain (loss) in the Portfolio each day. All net investment income and realized and unrealized gain (loss) of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D. Dividends

Dividends from net investment income of the Fund normally will be declared and paid quarterly. Distributions of net realized capital gains, if any, will be paid annually.

Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E. Federal Income and Excise Taxes

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment company and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

F. Deferred Organization Expenses

Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period.

G. Expenses

Expenses directly attributable to the Fund are charged to the Fund's operations. Expenses incurred by the Trust with respect to any two of more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

H. Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Fund's total assets (which includes the value of the Fund's investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Management Agreement

The Manager and the Trust entered into an Administrative Service Agreement which obligates the Manager to provide or oversee administrative and management services to the Fund. As compensation for performing the duties required under the Administrative Services Agreement, the Manager receives an annualized fee of .05% of the Fund's average daily net assets.

B. Other

Certain officers or trustees of the Trust are also officers of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each Trustee with payments in an amount equal to the Trustee's income tax on the value of this free airline travel.

For the six months ended June 30, 1997, the cost of air transportation was not material to any of the Funds. At June 30, 1997, the Employee Retirement Plan of The Sabre Group, subsidiary of AMR Corporation, owned 100% of the Fund.

===============================================================================
American AAdvantage S&P 500 Index Fund


NOTES TO FINANCIAL STATEMENTS  (unaudited) (continued)
-------------------------------------------------------------------------------

C. Reimbursement of Expenses

For the six months ended June 30, 1997, the Manager reimbursed expenses totaling $9,407 to the Fund.

NOTE 3-SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                    For the six months
                                           ended
                                       June 30, 1997
                                       -------------
                                    Shares       Amount
                                  ----------  ------------
Sold ........................      236,380     $ 2,571,508
Reinvested ..................          173           1,774
Redeemed ....................       (1,279)        (14,542)
                                  ========     ===========
Net increase ................      235,274     $ 2,558,740
                                  ========     ===========

===============================================================================
Equity 500 Index Portfolio


SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 1997 (unaudited)
-------------------------------------------------------------------------------

    Shares                   Description                                    Value
    ------                   -----------                                    -----

                      COMMON STOCK - 98.92%
                      AEROSPACE - 1.86%
     262,188          Boeing Co........................................  $  13,912,351
      26,222          General Dynamics Corp............................      1,966,650
      70,145          Lockheed Martin Corp.............................      7,264,392
      75,976          McDonnell Douglas Corp...........................      5,204,356
      21,079          Northrop Grumman Corp............................      1,851,000
      89,614          Raytheon Co......................................      4,570,314
      73,524          Rockwell International Corp......................      4,337,916
      86,112          United Technologies Corp.........................      7,147,296
                                                                         -------------
                                                                            46,254,275
                                                                         -------------

                      AIRLINES - 0.30%
      32,602          AMR Corp. (a)....................................      3,015,685
      28,949          Delta Air Lines, Inc.............................      2,373,818
      47,100          Southwest Airlines Co............................      1,218,713
      22,215          U.S. Airways Group Inc. (a)......................        777,525
                                                                         -------------
                                                                             7,385,741
                                                                         -------------

                      APPAREL, TEXTILES - 0.59%
      17,703          Charming Shoppes, Inc. (a).......................         92,388
      83,414          Corning Inc......................................      4,639,904
      27,000          Fruit of the Loom, Inc. Cl. A (a)................        837,000
      26,503          Liz Claiborne, Inc...............................      1,235,702
      71,648          Nike, Inc. Cl. B.................................      4,182,452
      19,929          Reebok International Ltd. (a)....................        931,681
       7,711          Russell Corp.....................................        228,438
       8,004          Springs Industries, Inc. Cl. A...................        422,211
       6,549          Stride Rite Corp.................................         84,318
      23,515          V.F. Corp........................................      2,001,714
                                                                         -------------
                                                                            14,655,808
                                                                         -------------

                      AUTO RELATED - 2.10%
      61,800          AutoZone, Inc. (a)...............................      1,456,162
     257,402          Chrysler Corp....................................      8,446,003
      13,034          Cummins Engine Co., Inc..........................        919,712
      31,274          Dana Corp........................................      1,188,412
      28,982          Eaton Corp.......................................      2,530,491
      22,344          Echlin, Inc......................................        804,384
     407,064          Ford Motor Co....................................     15,366,666
     270,784          General Motors Corp..............................     15,079,284
      65,426          Genuine Parts Co.................................      2,216,306
      32,580          PACCAR Inc.......................................      1,512,934
      31,043          Parker Hannifin Corp.............................      1,883,922
      26,496          Timken Co........................................        942,264
                                                                         -------------
                                                                            52,346,540
                                                                         -------------

                      BANKS - 7.06%
      42,834          Ahmanson (H.F.) & Co.............................      1,841,862
     200,634          Banc One Corp....................................      9,718,209
     147,100          Bank of New York Company, Inc....................      6,398,850
     261,572          BankAmerica Corp.................................     16,887,742
      55,867          BankBoston Corp..................................      4,025,916
      75,894          Barnett Banks, Inc...............................      3,984,435
     154,852          Chase Manhattan Corp.............................     15,030,322
     166,966          Citicorp.........................................     20,129,838
      42,700          Comerica, Inc....................................      2,903,600
      83,564          CoreStates Financial Corp........................      4,491,565
      39,600          Fifth Third Bancorp..............................      3,249,675
     117,736          First Chicago NBD Corp...........................      7,123,028
     101,750          First Union Corp.................................      9,411,875
      16,517          Golden West Financial Corp.......................      1,156,190
      49,984          Great Western Financial Corp.....................      2,686,640
      86,800          KeyCorp..........................................      4,849,950
     100,524          Mellon Bank Corp.................................      4,536,145
      65,360          Morgan (J.P.) & Company., Inc....................      6,821,950
      84,600          National City Corp...............................      4,441,500
     261,404          NationsBank Corp.................................     16,860,558
     135,308          Norwest Corp.....................................      7,611,075
      19,000          Republic New York Corp...........................      2,042,500
      74,060          SunTrust Banks, Inc..............................      4,077,929
      53,588          U.S. Bancorp.....................................      3,436,331
      56,100          Wachovia Corp....................................      3,271,331
      32,970          Wells Fargo & Co.................................      8,885,415
                                                                         -------------
                                                                           175,874,431
                                                                         -------------

                      BEVERAGES - 3.87%
     185,080          Anheuser-Busch Companies., Inc...................      7,761,793
      10,319          Brown-Forman, Inc. Cl. B.........................        503,696
     906,422          Coca-Cola Co.....................................     61,183,485
      12,068          Coors (Adolph), Inc. Cl. B.......................        321,311
     560,494          PepsiCo, Inc.....................................     21,053,556
     138,537          Seagram Ltd......................................      5,576,114
                                                                         -------------
                                                                            96,399,954
                                                                         -------------

                      BUILDING AND CONSTRUCTION - 0.76%
      14,083          Armstrong World Industries, Inc..................      1,033,340
       7,290          Centex Corp......................................        296,156
      10,366          Crane Co.........................................        433,428
       9,306          Fleetwood Enterprises, Inc.......................        277,435
     176,751          Home Depot, Inc..................................     12,184,772
      63,711          Masco Corp.......................................      2,659,934
      13,650          Owens Corning....................................        588,656
      35,230          Stanley Works....................................      1,409,200
                                                                         -------------
                                                                            18,882,921
                                                                         -------------

                      BUILDING, FOREST PRODUCTS - 0.46%
      20,303          Boise Cascade Corp...............................        716,950
      34,728          Champion International Corp......................      1,918,722
      33,201          Georgia-Pacific Corp.............................      2,834,535
      24,554          Johnson Controls, Inc............................      1,008,249
       2,245          Kaufman & Broad Home Corp........................         39,428
      37,458          Louisiana-Pacific Corp...........................        791,300
       4,801          Potlatch Corp....................................        217,245
      73,794          Weyerhaeuser Co..................................      3,837,288
                                                                         -------------
                                                                            11,363,717
                                                                         -------------

                      CHEMICALS AND TOXIC WASTE - 2.95%
      40,304          Air Products & Chemical, Inc.....................      3,274,700
      99,340          Amgen, Inc. (a)..................................      5,774,137
      85,176          Dow Chemical Co..................................      7,420,959
     410,292          Du Pont (E.I.) de Nemours & Co...................     25,797,109
      33,081          Eastman Chemical Co..............................      2,100,643
       9,950          FMC Corp. (a)....................................        790,403
      26,349          Grace (W.R.) & Co................................      1,452,489
      24,296          Great Lakes Chemical Corp........................      1,272,503
      36,514          Hercules, Inc....................................      1,748,108
      29,702          Mallinckrodt, Inc................................      1,128,676
     215,020          Monsanto Co......................................      9,259,299
      50,906          Morton International, Inc........................      1,536,725
      17,825          Nalco Chemical Co................................        688,491
      65,842          PPG Industries, Inc..............................      3,827,066
      18,238          Raychem Corp.....................................      1,356,451
      25,359          Rohm & Haas Co...................................      2,283,895
      43,500          Sigma-Aldrich Corp...............................      1,525,219
      50,317          Union Carbide Corp...............................      2,368,044
                                                                         -------------
                                                                            73,604,917
                                                                         -------------



                      See Notes to Financial Statements

===============================================================================
Equity 500 Index Portfolio


SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 1997 (unaudited)
-------------------------------------------------------------------------------

    Shares                   Description                                    Value
    ------                   -----------                                    -----

                      COMPUTER SERVICES - 1.24%
     121,200          3Com Corp. (a)...................................  $   5,454,000
      28,800          Adobe Systems, Inc...............................      1,009,800
     106,512          Automatic Data Processing, Inc...................      5,006,064
      56,600          Cabletron Systems, Inc. (a)......................      1,602,487
     148,850          CUC International, Inc. (a)......................      3,842,191
      61,100          Dell Computer Corp. (a)..........................      7,175,431
      90,900          EMC Corp. (a)....................................      3,545,100
      51,100          Parametric Technology Co. (a)....................      2,174,944
      65,315          Silicon Graphics, Inc. (a).......................        979,725
                                                                         -------------
                                                                            30,789,742
                                                                         -------------

                      COMPUTER SOFTWARE - 3.77%
     243,200          Cisco Systems, Inc. (a)..........................     16,324,800
     130,850          Computer Associates International, Inc...........      7,286,709
     435,500          Microsoft Corp. (a)..............................     55,036,312
     241,404          Oracle Corp. (a).................................     12,160,727
      93,300          Seagate Technology, Inc. (a).....................      3,282,994
                                                                         -------------
                                                                            94,091,542
                                                                         -------------

                      CONTAINERS - 0.25%
      38,730          Avery Dennison Corp..............................      1,554,041
       3,054          Ball Corp........................................         91,811
      51,850          Crown Cork & Seal Company, Inc...................      2,770,734
      43,649          Stone Container Corp. (a)........................        624,726
      23,522          Temple-Inland, Inc...............................      1,270,188
                                                                         -------------
                                                                             6,311,500
                                                                         -------------

                      COSMETICS AND TOILETRIES - 1.01%
       3,098          Alberto-Culver Co. Cl. B.........................         86,744
      53,128          Avon Products, Inc...............................      3,748,844
     202,808          Gillette Co......................................     19,216,058
      43,587          International Flavors & Fragrances, Inc..........      2,201,143
                                                                         -------------
                                                                            25,252,789
                                                                         -------------

                      DIVERSIFIED - 1.44%
      54,869          Allegheny Teledyne, Inc..........................      1,481,463
      27,602          Ceridian Corp. (a)...............................      1,166,184
      48,500          First Bank System, Inc...........................      4,140,688
      42,200          Loews Corp.......................................      4,225,275
     151,278          Minnesota Mining & Manufacturing Co..............     15,430,356
       3,927          NACCO Industries, Inc. Cl. A.....................        221,630
      52,564          Pall Corp........................................      1,222,113
      56,315          Praxair, Inc.....................................      3,153,640
      24,020          SUPERVALU, Inc...................................        828,690
      59,606          Textron, Inc.....................................      3,956,348
                                                                         -------------
                                                                            35,826,387
                                                                         -------------

                      DRUGS - 6.74%
     233,966          American Home Products Corp......................     17,898,399
     363,478          Bristol-Myers Squibb Co..........................     29,441,718
     203,070          Lilly (Eli) & Co.................................     22,198,089
     438,697          Merck & Company, Inc.............................     45,405,139
     234,604          Pfizer, Inc......................................     28,035,178
     267,616          Schering-Plough Corp.............................     12,812,116
      98,586          Warner-Lambert Co................................     12,249,311
                                                                         -------------
                                                                           168,039,950
                                                                         -------------

                      ELECTRICAL EQUIPMENT - 4.61%
   1,187,244          General Electric Co..............................     77,616,077
      49,000          General Instrument Corp. (a).....................      1,225,000
      21,272          General Signal Corp..............................        927,991
      16,465          Grainger (W.W.), Inc.............................      1,287,357
     370,740          Hewlett-Packard Co...............................     20,761,440
      41,823          ITT Corp. (a)....................................      2,553,817
      40,923          ITT Industries, Inc..............................      1,053,767
      61,132          Tyco International Ltd...........................      4,252,495
     226,310          Westinghouse Electric Corp.......................      5,233,419
                                                                         -------------
                                                                           114,911,363
                                                                         -------------

                      ELECTRONICS - 4.65%
      53,641          Advanced Micro Devices, Inc. (a).................      1,931,076
       6,027          Aeroquip-Vickers, Inc............................        284,776
     102,406          AlliedSignal, Inc................................      8,602,104
      87,473          AMP, Inc.........................................      3,651,998
      68,400          Applied Materials, Inc. (a)......................      4,843,575
     158,900          Emerson Electric Co..............................      8,749,431
      14,471          Harris Corp......................................      1,215,564
     298,014          Intel Corp.......................................     42,262,110
      52,500          LSI Logic Corp. (a)..............................      1,680,000
      79,600          Micron Technology, Inc. (a)......................      3,179,025
     215,842          Motorola, Inc....................................     16,403,992
      54,426          National Semiconductor Corp. (a).................      1,666,796
      97,401          Northern Telecom Ltd.............................      8,863,491
      17,325          Perkin-Elmer Corp................................      1,378,420
      18,638          Scientific-Atlanta, Inc..........................        407,706
       8,438          Tektronix, Inc...................................        506,280
      69,528          Texas Instruments, Inc...........................      5,844,698
      58,600          Thermo Electron Corp. (a)........................      1,992,400
      18,900          Thomas & Betts Corp..............................        993,431
      19,559          Western Atlas, Inc. (a)..........................      1,432,697
                                                                         -------------
                                                                           115,889,570
                                                                         -------------

                      ENVIRONMENTAL CONTROL - 0.38%
      80,535          Browning-Ferris Industries, Inc..................      2,677,789
      82,500          Laidlaw, Inc. Cl. B..............................      1,139,531
       7,526          Safety-Kleen Corp................................        127,001
     170,358          Waste Management, Inc............................      5,472,751
                                                                         -------------
                                                                             9,417,072
                                                                         -------------

                      FINANCIAL SERVICES - 4.45%
     172,566          American Express Co..............................     12,856,167
      19,552          Beneficial Corp..................................      1,389,414
      60,300          Charles Schwab Corp..............................      2,453,456
      32,100          Countrywide Credit Industries....................      1,001,119
      52,000          Equifax..........................................      1,933,750
     387,964          Federal National Mortgage Assn...................     16,924,929
     251,524          Federal Home Loan Mortgage Corp..................      8,646,137
     163,000          First Data Corp..................................      7,161,813
      94,844          Fleet Financial Group, Inc.......................      5,998,883
      54,900          Green Tree Financial Corp........................      1,955,813
      42,823          Hartford Financial Services Group................      3,543,603
      35,358          Household International, Inc.....................      4,152,355
     121,417          MBNA Corp........................................      4,446,898
     120,076          Merrill Lynch & Co., Inc.........................      7,159,532
     209,393          Morgan Stanley, Dean Witter, Discovery & Co......      9,016,986
     121,233          PNC Bank Corp....................................      5,046,324
      43,633          Salomon, Inc.....................................      2,427,086
     233,012          Travelers Group, Inc.............................     14,694,319
                                                                         -------------
                                                                           110,808,584
                                                                         -------------

                      FOOD SERVICES/LODGING - 0.56%
      48,919          Darden Restaurants, Inc..........................        443,328
     251,514          McDonald's Corp..................................     12,151,270
      50,462          Wendy's International, Inc.......................      1,308,858
                                                                         -------------
                                                                            13,903,456
                                                                         -------------



                      See Notes to Financial Statements

===============================================================================
Equity 500 Index Portfolio


SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 1997 (unaudited)
-------------------------------------------------------------------------------

    Shares                   Description                                    Value
    ------                   -----------                                    -----

                      FOODS - 3.04%
     202,902          Archer-Daniels-Midland Co........................  $   4,768,197
     168,054          Campbell Soup Co.................................      8,402,700
      87,616          ConAgra, Inc.....................................      5,618,376
      53,330          CPC International, Inc...........................      4,923,026
      56,719          General Mills, Inc...............................      3,693,825
     133,575          Heinz (H.J.) Co..................................      6,161,147
      44,394          Hershey Foods Corp...............................      2,455,543
      74,207          Kellogg Co.......................................      6,353,974
      26,400          Pioneer Hi-Bred International, Inc...............      2,112,000
      49,584          Quaker Oats Co...................................      2,225,082
      35,105          Ralston-Purina Group.............................      2,885,192
     174,587          Sara Lee Corp....................................      7,267,184
      72,110          Sysco Corp.......................................      2,632,015
      59,817          Unilever N.V. ADR................................     13,040,106
      28,327          Whitman Corp.....................................        717,027
      37,292          Wrigley (WM) Jr. Co..............................      2,498,564
                                                                         -------------
                                                                            75,753,958
                                                                         -------------

                      FOREST PRODUCTS AND PAPER - 0.05%
      16,800          Willamette Industries, Inc.......................      1,176,000

                      HEALTHCARE - 1.12%
     281,122          Abbott Laboratories..............................     18,764,894
     235,022          Columbia/HCA Healthcare Corp.....................      9,239,302
                                                                         -------------
                                                                            28,004,196
                                                                         -------------

                      HOSPITAL SUPPLIES AND HEALTHCARE - 2.99%
      24,601          Allergan, Inc....................................        782,619
      32,734          Alza Corp. (a)...................................        949,286
      25,777          Bard (C.R.), Inc.................................        936,027
      23,723          Bausch & Lomb, Inc...............................      1,117,946
      97,063          Baxter International Inc.........................      5,071,542
      44,332          Becton, Dickinson & Co...........................      2,244,307
      21,282          Beverly Enterprises (a)..........................        345,833
      49,750          Biomet, Inc......................................        926,594
      73,700          Boston Scientific Corp. (a)......................      4,527,944
      39,400          Cardinal Health, Inc.............................      2,255,650
      26,900          Guidant Corp.....................................      2,286,500
     119,100          HEALTHSOUTH Corp. (a)............................      2,970,056
      56,600          Humana, Inc. (a).................................      1,308,875
     484,096          Johnson & Johnson................................     31,163,680
      19,160          Manor Care, Inc..................................        625,095
      87,052          Medtronic, Inc...................................      7,051,212
      10,574          Shared Medical Systems Corp......................        570,996
      32,119          St. Jude Medical, Inc. (a).......................      1,252,641
     116,010          Tenet Healthcare Corp. (a).......................      3,429,546
      71,100          United Healthcare Corp...........................      3,697,200
      25,048          U.S. Surgical Corp...............................        933,038
                                                                         -------------
                                                                            74,446,587
                                                                         -------------

                      HOTEL/MOTEL - 0.34%
      58,200          HFS, Inc. (a)....................................      3,375,600
      87,841          Hilton Hotels Corp...............................      2,333,277
      45,990          Marriott International, Inc......................      2,822,636
                                                                         -------------
                                                                             8,531,513
                                                                         -------------

                      HOUSEHOLD FURNISHINGS - 0.18%
      26,912          Maytag Corp......................................        703,076
      57,858          Newell Co........................................      2,292,623
      28,739          Whirlpool Corp...................................      1,568,072
                                                                         -------------
                                                                             4,563,771
                                                                         -------------
                      HOUSHOLD PRODUCTS - 1.88%
      18,752          Clorox Co........................................      2,475,264
     106,702          Colgate-Palmolive Co.............................      6,962,305
     246,170          Procter & Gamble Co..............................     34,771,513
      54,502          Rubbermaid, Inc..................................      1,621,435
      26,596          Tupperware Corp..................................        970,754
                                                                         -------------
                                                                            46,801,271
                                                                         -------------

                      INSURANCE - 3.63%
      55,759          Aetna, Inc.......................................      5,708,328
     158,150          Allstate Corp....................................     11,544,950
      91,751          American General Corp............................      4,381,110
     170,567          American International Group, Inc................     25,478,446
      56,350          Aon Corp.........................................      2,916,112
      61,872          Chubb Corp.......................................      4,137,690
      27,033          CIGNA Corp.......................................      4,798,357
      72,100          Conseco, Inc.....................................      2,667,700
      31,278          General Re Corp..................................      5,692,596
      20,577          Jefferson-Pilot Corp.............................      1,437,818
      34,410          Lincoln National Corp............................      2,215,144
      60,124          Marsh & McLennan Companies., Inc.................      4,291,350
      18,200          MBIA, Inc........................................      2,053,187
      45,800          MGIC Investment Corp.............................      2,195,538
      39,898          Providian Financial..............................      1,281,723
      49,502          Safeco Corp......................................      2,311,125
      33,030          St. Paul Companies, Inc..........................      2,518,538
      28,434          Torchmark Corp...................................      2,025,923
      50,700          UNUM Corp........................................      2,129,400
      31,717          USF&G Corp.......................................        761,208
                                                                         -------------
                                                                            90,546,243
                                                                         -------------

                      LEISURE RELATED - 1.15%
      25,714          American Greetings Corp..........................        954,632
      26,742          Brunswick Corp...................................        835,688
     247,357          Disney (Walt) Co.................................     19,850,399
      19,839          Harcourt General, Inc............................        944,832
      38,615          Harrah's Entertainment, Inc. (a).................        704,724
      52,387          Hasbro, Inc......................................      1,486,481
       6,139          Jostens, Inc.....................................        164,218
     112,465          Mattel, Inc......................................      3,809,752
                                                                         -------------
                                                                            28,750,726
                                                                         -------------

                      MACHINERY - 1.48%
      35,771          Black & Decker Corp..............................      1,330,234
      13,082          Briggs & Stratton Corp...........................        654,100
      29,500          Case Corp........................................      2,031,812
      69,282          Caterpillar Inc..................................      7,439,155
       8,147          Cincinnati Milacron, Inc.........................        211,313
      42,948          Cooper Industries, Inc...........................      2,136,663
      93,123          Deere & Co.......................................      5,110,125
      40,904          Dover Corp.......................................      2,515,596
      68,382          Dresser Industries, Inc..........................      2,547,230
      31,430          Echo Bay Mines Ltd. (a)..........................        180,723
      15,647          Giddings & Lewis, Inc............................        326,631
      20,722          Harnischfeger Industries, Inc....................        859,963
      94,192          Illinois Tool Works, Inc.........................      4,703,713
      44,331          Ingersoll-Rand Co................................      2,737,439
      20,392          Millipore Corp...................................        897,248
      11,758          Navistar International Corp. (a).................        202,826
      15,494          Snap-On, Inc.....................................        610,076
      41,872          TRW Inc..........................................      2,378,853
                                                                         -------------
                                                                            36,873,700
                                                                         -------------




                      See Notes to Financial Statements

===============================================================================
Equity 500 Index Portfolio


SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 1997 (unaudited)
-------------------------------------------------------------------------------

    Shares                   Description                                    Value
    ------                   -----------                                    -----

                      METALS - 1.21%
      79,836          Alcan Aluminum Ltd...............................  $   2,769,311
      68,400          Aluminum Company of America......................      5,155,650
      68,935          Armco, Inc. (a)..................................        267,123
      17,349          Asarco, Inc......................................        531,313
     149,400          Barrick Gold Corp................................      3,286,800
      48,600          Battle Mountain Gold Co..........................        276,413
      44,249          Bethlehem Steel Corp. (a)........................        461,849
      31,994          Cyprus Amax Minerals Co..........................        783,853
      43,808          Engelhard Corp...................................        917,230
      33,500          Freeport-McMoRan Copper & Gold, Inc. Cl. B.......      1,042,688
      69,743          Homestake Mining Co..............................        911,018
      62,966          Inco Ltd.........................................      1,892,915
      18,203          Inland Steel Industries, Inc.....................        475,553
      57,710          Newmont Mining Corp..............................      2,250,690
      35,494          Nucor Corp.......................................      2,005,411
      25,108          Phelps Dodge Corp................................      2,138,888
      98,104          Placer Dome, Inc.................................      1,606,453
      25,549          Reynolds Metals Co...............................      1,820,366
      33,077          USX-U.S. Steel Group, Inc........................      1,159,762
      22,279          Worthington Industries, Inc......................        407,984
                                                                         -------------
                                                                            30,161,270
                                                                         -------------

                      MISCELLANEOUS - 0.10%
           1          ACNielsen Corp. (a)..............................             20
      60,879          Cognizant Corp...................................      2,465,599
                                                                         -------------
                                                                             2,465,619
                                                                         -------------

                      OFFICE EQUIPMENT AND COMPUTERS - 2.99%
      35,857          Amdahl Corp. (a).................................        313,749
      50,442          Apple Computer, Inc. (a).........................        718,798
      20,214          Autodesk, Inc....................................        774,449
      99,613          Compaq Computer Corp. (a)........................      9,886,590
      27,186          Computer Sciences Corp. (a)......................      1,960,790
      20,545          Data General Corp. (a)...........................        534,170
      61,432          Digital Equipment Corp. (a)......................      2,176,996
      46,219          Honeywell, Inc...................................      3,506,867
      55,462          Ikon Office Solutions, Inc.......................      1,383,084
       9,046          Intergraph Corp. (a).............................         76,891
     363,182          IBM Corp.........................................     32,754,477
      24,179          Moore Corp. Ltd..................................        476,024
     130,292          Novell, Inc. (a).................................        903,901
      52,798          Pitney Bowes, Inc................................      3,669,461
     134,056          Sun Microsystems, Inc. (a).......................      4,989,397
      31,960          Tandem Computers, Inc. (a).......................        647,190
      61,699          Unisys Corp. (a).................................        470,455
     117,635          Xerox Corp.......................................      9,278,460
                                                                         -------------
                                                                            74,521,749
                                                                         -------------

                      OIL RELATED - 9.00%
      34,793          Amerada Hess Corp................................      1,933,186
     181,102          Amoco Corp.......................................     15,744,555
      20,687          Ashland Inc......................................        959,360
     117,050          Atlantic Richfield Co............................      8,252,025
      52,644          Baker Hughes, Inc................................      2,036,665
      45,800          Burlington Resources, Inc........................      2,020,925
     237,466          Chevron Corp.....................................     17,557,642
     902,514          Exxon Corp.......................................     55,504,611
      31,181          Fluor Corp.......................................      1,720,801
      18,138          Foster Wheeler Corp..............................        734,589
      47,490          Halliburton Co...................................      3,763,582
      10,708          Helmerich & Payne, Inc...........................        617,048
      17,432          Kerr-McGee Corp..................................      1,104,753
      10,762          Louisiana Land & Exploration Co..................        614,779
      26,387          McDermott International, Inc.....................        770,171
     286,742          Mobil Corp.......................................     20,036,097
      52,228          NorAm Energy Corp................................        796,477
     119,014          Occidental Petroleum Corp........................      2,982,788
      27,779          Oryx Energy Co. (a)..............................        586,831
      18,454          Pennzoil Co......................................      1,416,344
      95,806          Phillips Petroleum Co............................      4,191,513
      32,700          Rowan Companies, Inc. (a)........................        921,731
     782,404          Royal Dutch Petroleum Co.........................     42,543,218
      20,969          Santa Fe Energy Resources, Inc. (a)..............        307,982
      89,181          Schlumberger Ltd.................................     11,147,625
      26,545          Sun Co, Inc......................................        822,895
      64,634          Tenneco, Inc.....................................      2,920,649
      99,661          Texaco, Inc......................................     10,838,134
      91,148          Union Pacific Resources Group Inc................      2,267,307
      90,737          Unocal Corp......................................      3,521,730
     104,564          USX-Marathon Group...............................      3,019,286
      61,918          Williams Companies, Inc..........................      2,708,913
                                                                         -------------
                                                                           224,364,212
                                                                         -------------

                      PAPER - 0.84%
      12,631          Bemis Company, Inc...............................        546,291
     110,744          International Paper Co...........................      5,378,005
      36,835          James River Corp.................................      1,362,895
     203,430          Kimberly-Clark Corp..............................     10,120,643
      23,051          Mead Corp........................................      1,434,925
      27,303          Union Camp Corp..................................      1,365,150
      27,360          Westvaco Corp....................................        860,130
                                                                         -------------
                                                                            21,068,039
                                                                         -------------

                      PHARMACEUTICALS - 0.27%
     191,632          Pharmacia & Upjohn, Inc..........................      6,659,212

                      PHOTOGRAPHY AND OPTICAL - 0.41%
     119,526          Eastman Kodak Co.................................      9,173,621
      17,582          Polaroid Corp....................................        975,801
                                                                         -------------
                                                                            10,149,422
                                                                         -------------

                      PRINTING AND PUBLISHING - 1.20%
      32,991          Deluxe Corp......................................      1,125,818
      56,252          Donnelley (R.R.) & Sons Co.......................      2,060,230
      26,972          Dow Jones & Co, Inc..............................      1,083,937
      62,179          Dun & Bradstreet Corp............................      1,632,199
      50,496          Gannett Co., Inc.................................      4,986,480
       3,604          Harland (John H.) Co.............................         82,216
      36,626          Knight-Ridder, Inc...............................      1,796,963
      40,030          McGraw-Hill Companies, Inc.......................      2,354,264
       9,072          Meredith Corp....................................        263,088
      33,184          New York Times Co. Cl. A.........................      1,642,608
     185,015          Time Warner, Inc.................................      8,926,974
      26,929          Times Mirror Co. Cl. A...........................      1,487,827
      51,096          Tribune Co.......................................      2,455,802
                                                                         -------------
                                                                            29,898,406
                                                                         -------------

                      PROFESSIONAL SERVICES - 0.41%
      36,835          Block (H&R), Inc.................................      1,187,929
      16,700          Ecolab, Inc......................................        797,425
       8,925          EG&G, Inc........................................        200,813
      26,307          Interpublic Group of Companies, Inc..............      1,612,948
      22,226          National Service Industries......................      1,082,128
      92,892          Service Corporation International................      3,053,825
      24,543          Transamerica Corp................................      2,296,304
                                                                         -------------
                                                                            10,231,372
                                                                         -------------


                      See Notes to Financial Statements

===============================================================================
Equity 500 Index Portfolio


SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 1997 (unaudited)
-------------------------------------------------------------------------------

    Shares                   Description                                    Value
    ------                   -----------                                    -----

                      RAILROADS - 0.83%
      58,262          Burlington Northern Santa Fe Corp................  $   5,236,297
      83,632          CSX Corp.........................................      4,641,576
      43,851          Norfolk Southern Corp............................      4,417,988
      89,747          Union Pacific Corp...............................      6,327,164
                                                                         -------------
                                                                            20,623,025
                                                                         -------------

                      REAL ESTATE - 0.02%
      11,166          Pulte Corp.......................................        385,925

                      RETAIL - 4.07%
      94,302          Albertson's, Inc.................................      3,442,023
      57,818          American Stores Co...............................      2,854,764
      36,146          Circuit City Stores, Inc.........................      1,285,442
      82,799          Costco Companies, Inc. (a).......................      2,722,017
      60,519          CVS Corp.........................................      3,101,599
      79,108          Dayton Hudson Corp...............................      4,207,557
      41,997          Dillard's Department Stores, Inc. Cl. A..........      1,454,146
      77,200          Federated Department Stores, Inc. (a)............      2,682,700
       6,779          Fleming Companies, Inc...........................        122,022
      97,914          Gap, Inc.........................................      3,806,407
      18,693          Giant Food, Inc..................................        609,859
       8,825          Great Atlantic & Pacific Tea Co., Inc............        239,930
     183,303          Kmart Corp. (a)..................................      2,245,462
      92,320          Kroger Co. (a)...................................      2,677,280
     101,247          Limited, Inc.....................................      2,050,252
      11,926          Longs Drug Stores, Inc...........................        312,312
      63,994          Lowe's Companies, Inc............................      2,375,777
      84,498          May Department Stores Co.........................      3,992,530
       8,830          Mercantile Stores Company, Inc...................        555,738
      32,029          Nordstrom, Inc...................................      1,571,423
      90,050          Penney (J.C.) Company, Inc.......................      4,699,484
      17,012          Pep Boys-Manny, Moe & Jack.......................        579,471
      45,401          Rite Aid Corp....................................      2,264,375
     139,609          Sears, Roebuck & Co..............................      7,503,984
      64,574          Sherwin-Williams Co..............................      1,993,722
      24,383          Tandy Corp.......................................      1,365,448
      64,908          TJX Companies, Inc...............................      1,711,948
     105,118          Toys 'R' Us, Inc. (a)............................      3,679,130
      90,934          Walgreen Co......................................      4,876,336
     823,448          Wal-Mart Stores, Inc.............................     27,842,836
      47,080          Winn-Dixie Stores, Inc...........................      1,753,730
      39,522          Woolworth Corp. (a)..............................        948,528
                                                                         -------------
                                                                           101,528,232
                                                                         -------------

                      TELECOMMUNICATIONS - 4.00%
           1          360 Communications Co. (a).......................             17
     190,335          Airtouch Communications, Inc. (a)................      5,210,421
      59,900          Alltel Corp......................................      2,002,906
     198,952          Ameritech Corp...................................     13,516,301
      34,576          Andrew Corp. (a).................................        972,450
      76,200          Bay Networks, Inc. (a)...........................      2,024,062
     103,062          Comcast Corp. Cl. A..............................      2,202,950
      40,890          DSC Communications Corp. (a).....................        909,802
      61,800          Frontier Corp....................................      1,232,138
     347,036          GTE Corp.........................................     15,226,205
       9,706          King World Productions, Inc......................        339,710
     232,541          Lucent Technologies, Inc.........................     16,757,486
     248,020          MCI Communications Corp..........................      9,494,516
     159,300          NYNEX Corp.......................................      9,179,663
     217,416          Tele-Communications, Inc. Cl. A (a)..............      3,234,063
      65,600          Tellabs, Inc. (a)................................      3,665,400
     109,349          Viacom, Inc. Cl. B (a)...........................      3,280,470
     324,500          WorldCom, Inc. (a)...............................     10,384,000
                                                                         -------------
                                                                            99,632,560
                                                                         -------------

                      TIRE AND RUBBER - 0.21%
      20,651          Cooper Tire & Rubber Co..........................        454,322
      23,352          Goodrich (B.F.) Co...............................      1,011,434
      60,536          Goodyear Tire & Rubber Co........................      3,832,686
                                                                         -------------
                                                                             5,298,442
                                                                         -------------

                      TOBACCO - 1.74%
      68,874          Fortune Brands, Inc..............................      2,569,861
     880,398          Philip Morris Companies, Inc.....................     39,067,661
      66,707          UST, Inc.........................................      1,851,119
                                                                         -------------
                                                                            43,488,641
                                                                         -------------

                      TRUCKING, SHIPPING - 0.17%
      13,982          Caliber System, Inc..............................        520,829
      42,350          Federal Express Corp. (a)........................      2,445,713
      36,017          Ryder System, Inc................................      1,188,561
                                                                         -------------
                                                                             4,155,103
                                                                         -------------

                      UTILITIES - 6.54%
      59,310          American Electric Power Co.......................      2,491,020
     598,506          AT&T Corp........................................     20,985,117
      44,425          Baltimore Gas & Electric Co......................      1,185,592
     159,139          Bell Atlantic Corp...............................     12,074,672
     362,232          BellSouth Corp...................................     16,798,509
      45,928          Carolina Power & Light Co........................      1,647,667
      93,330          Central & South West Corp........................      1,983,262
      51,122          CINergy Corp.....................................      1,779,685
      37,766          Coastal Corp.....................................      2,008,679
      22,435          Columbia Gas System, Inc.........................      1,463,884
      93,036          Consolidated Edison Company of New York, Inc.....      2,738,747
      40,005          Consolidated Natural Gas Co......................      2,152,769
      69,206          Dominion Resources, Inc..........................      2,534,670
      45,076          DTE Energy Co....................................      1,245,224
     130,795          Duke Power Co....................................      6,269,985
       4,142          Eastern Enterprises..............................        143,676
     149,070          Edison International.............................      3,708,116
      99,666          Enron Corp.......................................      4,067,619
      17,124          ENSERCH Corp.....................................        381,009
     100,207          Entergy Corp.....................................      2,743,167
      63,294          FPL Group, Inc...................................      2,915,480
      52,400          GPU, Inc.........................................      1,879,850
     104,356          Houston Industries, Inc..........................      2,237,132
      42,042          Niagara Mohawk Power Corp. (a)...................        359,985
      11,069          NICOR, Inc.......................................        397,100
      17,544          Northern States Power Co.........................        907,902
      63,984          Ohio Edison Co...................................      1,395,651
      12,891          ONEOK, Inc.......................................        414,929
      23,768          Pacific Enterprises..............................        799,199
      92,789          PacifiCorp.......................................      2,041,358
      99,584          Peco Energy Co...................................      2,091,264
       5,955          People's Energy Corp.............................        222,940
     167,905          PG&E Corp........................................      4,071,696
      45,100          PP&L Resources, Inc..............................        899,181
      97,894          Public Service Enterprise Group, Inc.............      2,447,350
     331,514          SBC Communications, Inc..........................     20,512,429
      35,010          Sonat, Inc.......................................      1,794,262
     240,658          Southern Co......................................      5,264,394
     132,182          Sprint Corp......................................      6,956,078
      83,665          Texas Utilities Co...............................      2,881,213




                      See Notes to Financial Statements

===============================================================================
Equity 500 Index Portfolio


SCHEDULE OF PORTFOLIO INVESTMENTS June 30, 1997 (unaudited)
-------------------------------------------------------------------------------

    Shares                   Description                                    Value
    ------                   -----------                                    -----

      89,125          Unicom Corp...................................... $    1,983,031
      29,320          Union Electric Co................................      1,104,998
     175,228          U.S. West, Inc. - Communications Group...........      6,603,905
     223,428          U.S. West, Inc. - Media Group (a)................      4,524,417
                                                                           163,108,813
                                                                        --------------
                      TOTAL COMMON STOCK (Cost $1,643,024,982)          $2,465,198,267
                                                                        --------------

                      SHORT TERM INSTRUMENTS - 1.05%
                      MUTUAL FUNDS - 0.83%
  20,797,078          BT Institutional Cash Management Fund,
                         5.47%, 7/01/97................................ $   20,797,078
                                                                        --------------




    Principal
     Amount                   Description                                    Value
     ------                   -----------                                    -----
                      U.S. TREASURY BILLS - 0.22%
     395,000          5.18%, 7/03/97 (b)............................... $      394,889
   5,005,000          5.19%, 9/04/97 (b)...............................      4,959,274
                                                                        --------------
                                                                             5,354,163
                                                                        --------------

TOTAL SHORT TERM INSTRUMENTS (Cost $26,152,152)........................ $   26,151,241
                                                                        --------------

TOTAL INVESTMENTS (Cost $1,669,177,134).......................   99.97% $2,491,349,508
Other Assets Less Liabilities.................................    0.03%        858,533
                                                               -------- --------------
NET ASSETS....................................................  100.00% $2,492,208,041
                                                               ======== ==============

----------------
(a) Non-income producing security.
(b) Held as collateral for futures contracts.



                      See Notes to Financial Statements

================================================================================
Equity 500 Index Portfolio


STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
    Investments, at Value (Cost of $1,669,177,134).........................   $2,491,349,508
    Dividends and Interest Expense Receivable..............................        3,126,038
    Prepaid Expenses.......................................................            3,492
                                                                              --------------
Total Assets ..............................................................    2,494,479,038
                                                                              --------------
LIABILITIES
    Due to Bankers Trust...................................................          163,648
    Due to Custodian.......................................................            1,393
    Payable for Securities Purchased.......................................        1,893,566
    Variation Margin Payable...............................................          199,395
    Accrued Expenses and Other.............................................           12,995
                                                                              --------------
Total Liabilities .........................................................        2,270,997
                                                                              --------------
NET ASSETS ................................................................   $2,492,208,041
                                                                              ==============
COMPOSITION OF NET ASSETS
    Paid-in Capital .......................................................   $1,670,361,742
    Net Unrealized Appreciation of Investments.............................      822,172,374
    Net Unrealized Appreciation on Investments and Futures Contracts ......         (326,075)
                                                                              --------------
NET ASSETS ................................................................   $2,492,208,041
                                                                              ==============






================================================================================




STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME
    Dividends (net of foreign withholding tax of $132,101)...................... $  20,059,204
    Interest....................................................................     1,268,743
                                                                                 -------------
TOTAL INVESTMENT INCOME.........................................................    21,327,947
                                                                                 -------------
EXPENSES
    Advisory Fees...............................................................     1,095,075
    Administration and Service Fees ............................................       547,538
    Professional Fees ..........................................................        13,649
    Trustees Fees ..............................................................         1,050
    Miscellaneous...............................................................         2,494
                                                                                 -------------
    Total Expenses .............................................................     1,659,806
    Less:  Expenses Absorbed by Bankers Trust...................................      (783,746)
                                                                                 -------------
         Net Expenses ..........................................................       876,060
                                                                                 -------------
NET INVESTMENT INCOME ..........................................................    20,451,887
                                                                                 -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
    Net Realized Gain from Investment Transactions .............................    47,419,332
    Net Realized Gain from Futures Transactions ................................     3,030,532
    Net Change in Unrealized Appreciation on Investments........................   342,809,986
    Net Change in Unrealized Depreciation on Futures Contracts..................      (208,875)
                                                                                 -------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FUTURES CONTRACTS...........   393,050,975
                                                                                 -------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..................................... $ 413,502,862
                                                                                 =============


                       See Notes to Financial Statements

================================================================================
Equity 500 Index Portfolio


STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    FOR THE               FOR THE
                                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                                 JUNE 30, 1997+      DECEMBER 31, 1996
                                                                                 ---------------     -----------------
INCREASE IN NET ASSETS FROM:
OPERATIONS
    Net Investment Income ....................................................   $    20,451,887     $    33,117,570
    Net Realized Gain from Investments and Futures Transactions ..............        50,449,864          21,413,687
    Net Change in Unrealized Appreciation on Investments and Futures Contracts       342,601,111         267,538,386
                                                                                 ---------------     ---------------
Net Increase in Net Assets from Operations ...................................       413,502,862         322,069,643
                                                                                 ---------------     ---------------
CAPITAL TRANSACTIONS
    Proceeds from Capital Invested............................................       660,209,657         854,711,041
    Value of Capital Withdrawn................................................      (506,728,044)       (332,293,144)
                                                                                 ---------------     ---------------
Net Increase in Net Assets from Capital Transactions..........................       153,481,613         522,417,897
                                                                                 ---------------     ---------------
TOTAL INCREASE IN NET ASSETS .................................................       566,984,475         844,487,540
NET ASSETS
Beginning of Period ..........................................................     1,925,233,566       1,080,736,026
                                                                                 ---------------     ---------------
End of Period ................................................................   $ 2,492,208,041     $ 1,925,233,566
                                                                                 ===============     ===============

================================================================================



FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the Equity 500 Index Portfolio.

                                                                                                            FOR THE YEAR ENDED
                                                                                      FOR THE                  DECEMBER 31,
                                                                                  SIX MONTHS ENDED     ----------------------------
                                                                                   JUNE 30, 1997+         1996             1997
                                                                                   --------------         ----             ----
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) .....................................      $2,492,208         $1,925,244        $1,081,736
    Ratios to Average Net Assets:
    Net Investment Income ....................................................            1.87% *            2.20%             2.52%
    Expenses..................................................................            0.08% *            0.10%             0.10%
    Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust............................            0.07% *            0.05%             0.05%
Portfolio Turnover Rate.......................................................               6%                15%                6%
Average Commission Per Share**................................................      $    0.025         $    0.023



                                                                                         FOR THE YEAR ENDED
                                                                                            DECEMBER 31,
                                                                                    ----------------------------
                                                                                       1994              1993
                                                                                       ----              ----
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, End of Period (000s omitted) .....................................      $  559,772        $  151,805
    Ratios to Average Net Assets:
    Net Investment Income ....................................................            2.84%             2.67%
    Expenses..................................................................            0.10%             0.10%
    Decrease Reflected in Above Expense Ratio Due
        to Absorption of Expenses by Bankers Trust............................            0.06%             0.10%
Portfolio Turnover Rate.......................................................              21%               31%
Average Commission Per Share**................................................

---------------
+   Unaudited
*   Annualized
** For fiscal years beginning on or after September 1, 1995, a portfolio is required to disclose its average commission rate per share for security trades on which commissions are charged.



                       See Notes to Financial Statements

===============================================================================
EQUITY 500 INDEX PORTFOLIO

NOTES TO FINANCIAL STATEMENTS (unaudited)
-------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A.  Organization

The Equity 500 Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end management investment company. The Portfolio was organized on December 11, 1991 as an unincorporated trust under the laws of New York, and commenced operations on December 31, 1992. The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue beneficial interests in the Portfolio.

B.  Security Valuation

The Portfolio's investments are valued each business day by an independent pricing service approved by the Trustees. Securities traded on national exchanges or traded in the NASDAQ National Market System are valued at the last sales prices reported at the close of business each day. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and asked prices. Short-term obligations with remaining maturities of 60 days or less are valued at amortized cost which, with accrued interest, approximates values. Securities for which quotations are not available are stated at fair value as determined by the Trustees.

C.  Security Transactions and Interest Income

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the investors in the Portfolio at the time of such determination.

D.  Future Contracts

The Portfolio may enter into financial futures contracts which are contracts to buy a standard quantity of securities at a specified price on a future date. The Portfolio is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Portfolio each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in the financial futures contracts is designed to closely replicate the benchmark index used by the Portfolio.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

E.  Federal Income Taxes

It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code. Therefore, no federal income tax provision is required.

F.  Other

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts in the financial statements.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

The Portfolio has entered into an Administration and Services Agreement with Bankers Trust Company ("Bankers Trust"). Under this Agreement with Administration and Services Agreement, Bankers Trust provides administrative, custody, transfer agency and shareholder services to the Portfolio in return for a fee computed daily and paid monthly at an annual rate of 0.05 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $547,538.

The Portfolio has entered into an Advisory Agreement with Bankers Trust. Under this Advisory Agreement, the Portfolio pays Bankers Trust an advisory fee computed daily and paid monthly at an annual rate of 0.10 of 1% of the Portfolio's average daily net assets. For the six months ended June 30, 1997, this fee aggregated $1,095,075.

Bankers Trust has voluntarily undertaken to waive and reimburse expenses of the Portfolio, to the extent necessary, to limit all expenses to 0.08 of 1% of the average daily net assets of the Portfolio. For the six months ended June 30, 1997, expenses of the Portfolio have been reduced by $738,746.

Certain trustees and officers of the Portfolio are also directors, officers and/or employees of Edgewood Services, Inc. None of the trustees so affiliated received compensation for services as trustees of the Portfolio. Similiary, none of the Portfolio's officers received compensation from the Portfolio.

For the six months ended June 30, 1997, the Equity 500 Index Portfolio paid brokerage commissions of $169,740.

NOTE 3 - PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended June 30, 1997, were $394,246,882 and $126,706,581, respectively. For federal income tax purposes, the tax basis of investments held at June 30, 1997 was $1,680,085,503. The aggregate gross unrealized appreciation was $828,647,371, and the aggregate gross unrealized depreciation for all investments was $17,383,366 as of June 30, 1997.

NOTE 4 - FUTURE CONTRACTS

A summary of obligations under these financial instruments at June 30, 1997 is as follows:


                                                          MARKET     UNREALIZED
TYPE OF FUTURE         EXPIRATION  CONTRACTS  POSITION     VALUE     DEPRECIATION
---------------------  ----------  ---------  --------  -----------  ------------
S&P 500 Index Futures  Sept, 1997     52        Long    $23,146,500   (326,075)


At June 30, 1997, the Portfolio has segregated approximately $5,400,000 to cover margin requirements on open futures contracts.